FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   __/__/__(a)
     or fiscal year ending:           12/31/11(b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: ZALICO Variable Separate Account

     B.   File Number: 811-05025

     C.   Telephone Number: 425-577-5100

2.   A.   Street: 1400 American Lane

     B.   City: Schaumburg

     C.   State: IL

     D.   Zip Code: 60196 Zip Ext: 1091

     E.   Foreign Country: ____________     Foreign Postal Code:  ___________

3.   Is this the first filing on this form by Registrant? (Y/N) N

4.   Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N) N
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? _____


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

                                                         If filing more than one
                                                           Page 47, "X" box: [ ]

For period ending 12/31/11

File number 811-05025

UNIT INVESTMENT TRUSTS

111. A.   [/] Depositor Name: __________________________________________________

     B.   [/] File Number (If any): ____________________________________________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

111. A.   [/] Depositor Name: __________________________________________________

     B.   [/] File Number (If any): ____________________________________________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

112. A.   [/] Sponsor Name: ____________________________________________________

     B.   [/] File Number (If any): ____________________________________________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

112. A.   [/] Sponsor Name: ____________________________________________________

     B.   [/] File Number (If any): ____________________________________________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________


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                                                         If filing more than one
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For period ending 12/31/11

File number 811-05025

113. A.   [/] Trustee Name: ____________________________________________________

     B.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

113. A.   [/] Trustee Name: ____________________________________________________

     B.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

114. A.   [/] Principal Underwriter Name: ______________________________________

     B.   [/] File Number 8-____________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

114. A.   [/] Principal Underwriter Name: ______________________________________

     B.   [/] File Number 8-_____________

     C.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

115. A.   [/] Independent Public Accountant Name: ______________________________

     B.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________

115. A.   [/] Independent Public Accountant Name: ______________________________

     B.   [/] City: ________  State: ________  Zip Code: ______  Zip Ext.: _____

          [/] Foreign Country: ______________   Foreign Postal Code: ___________


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                                                         If filing more than one
                                                           Page 49, "X" box: [ ]

For period ending 12/31/11

File number 811-05025

116. Family of investment companies information:

     A.   [/] Is Registrant part of a family of investment companies?
              (Y/N) _______                                                 ____
                                                                             Y/N

     B.   [/] Identify the family in 10 letters: _________________________
              (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [/] Is Registrant a separate account of an insurance company?
              (Y/N) _______                                                 ____
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.   [/] Variable annuity contracts? (Y/N) _______                     ____
                                                                             Y/N

     C.   [/] Scheduled premium variable life contracts? (Y/N) _______      ____
                                                                             Y/N

     D.   [/] Flexible premium variable life contracts? (Y/N) _______       ____
                                                                             Y/N

     E.   [/] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N) _______                         ____
                                                                             Y/N

118. [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
          ______________________________                                    ____

119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
          period _________________________                                  ____

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
          ___________________________                                       $___

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _____________________________ ____

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period _____________________                              ____


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                                                         If filing more than one
                                                           Page 50, "X" box: [ ]

For period ending 12/31/11

File number 811-05025

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ____________________________ $___

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
          (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) _________ $___

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
          ($000's omitted) _______________________________________________  $ 16

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.) ($000's omitted) ___________________________  $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                      Number of   Total Assets     Total Income
                                                                        Series       ($000's      Distributions
                                                                      Investing     omitted)     ($000's omitted)
                                                                      ---------   ------------   ----------------
A.   U.S. Treasury direct issue                                       _________   $___________       $________

B.   U.S. Government agency                                           _________   $___________       $________

C.   State and municipal tax-free                                     _________   $___________       $________

D.   Public utility debt                                              _________   $___________       $________

E.   Brokers or dealers debt or debt of brokers' or dealers' parent   _________   $___________       $________

F.   All other corporate intermed. & long-term debt                   _________   $___________       $________

G.   All other corporate short-term debt                              _________   $___________       $________

H.   Equity securities of brokers or dealers or parents of brokers
     or dealers                                                       _________   $___________       $________

I.   Investment company equity securities                                     1   $     45,893       $     604

J.   All other equity securities                                      _________   $___________       $________

K.   Other securities                                                 _________   $___________       $________

L.   Total assets of all series of registrant                                 1   $     45,893       $     604


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                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/11

File number 811-05025

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer? (Y/N) _______                              ____
          [If answer is "N" (No), go to item 131.]                          Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
          of the current period? (Y/N) _______                              ____
          [If answer is "N" (No), go to item 131.]                          Y/N

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
          derived from insurance or guarantees? (Y/N) _______               ____
                                                                            Y/N

131.      Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ______________________  $389

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

          811-______     811-______     811-______     811-______     811-______

This report is signed on behalf of the Registrant in the City of New York and State of New York .

Date: February 27, 2012

(Name of Registrant, Depositor, or Trustee)

ZALICO Variable Separate Account (formerly KILICO Variable Separate Account)


By: /s/ Richard W. Grilli               Witness: /s/ Patrick J. Carty
    ---------------------------------            -------------------------------
    Richard W. Grilli,                           Patrick J. Carty,
    Chief Operating Officer and                  General Counsel, Corporate
    Senior Vice President                        Secretary, and Vice President


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